Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value

Note 6 - Fair Value

In accordance with fair value accounting guidance, the Company determines fair value based on the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The inputs used to measure fair value are classified into the following hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical instruments that are accessible as of the measurement date

Level 2: Other significant pricing inputs that are either directly or indirectly observable

Level 3: Significant unobservable pricing inputs, which result in the use of management’s own assumptions

The liability below was measured at fair value during the period ended using the market approach.

	June 30, 2021	December 31, 2020	Fair Value Hierarchy

Commitment Fee	$19,428,927	$577,000	Level 3

Assumptions Used in Determining Fair Value of the Commitment Fee

The commitment fee, which requires the Company to sell to the current Series A Preferred Stock shareholder 2,765,824 shares of Series B Preferred Stock for $6,000,000 and to issue Series A-1 Preferred Stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital immediately following the Second Tranche (collectively, the commitment fee and second tranche), may require the Company to transfer a variable number of shares outside of its control and is classified as a liability. Liability-classified instruments are recorded at their estimated fair values at each reporting period until they are exercised, terminated, reclassified, or otherwise settled. The Company utilizes a Monte Carlo simulation to value the commitment fee. The Company selected this model as it believes it is reflective of all significant assumptions that market participants would likely consider in negotiating the transfer of the commitment fee. Such assumptions include, among other inputs, stock price volatility, risk-free rate, probability of completing a Going Public Transaction, conversion price of the preferred stock and the underlying stock price. The Company’s underlying stock fair value was determined using a straight-line calculation, consistent with the method described in Note 5. The change in the commitment fee was $18,851,927 for the six months ended June 30, 2021 and is recorded in commitment fee expense in the condensed consolidated statement of operations.

Significant inputs and assumptions used in the valuation model as of June 30, 2021 are as follows:

Probability of a Going Public Transaction	90.0%
Volatility	50.6%
Stock price of public company at the time of measurement	$6.14
Date of a Going Public Transaction	July 31, 2021
Pro-forma common shares outstanding at Going Public Transaction date	23,366,319

Significant inputs and assumptions used in the valuation model as of December 31, 2020 are as follows:

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$0.63
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	52,077,000

Note 7- Fair Value

There are three general valuation techniques that may be used to measure fair value, as described below:

1.	Market approach – Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources.

2.	Cost approach – Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

3.	Income approach – Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

The liability below was measured at fair value during the year ended using the market approach.

	Carrying
	Amount	Fair Value Measurement
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2020

Commitment Fee	$577,000	$—	$—	$577,000

There were no assets or liabilities measured at fair value as of December 31, 2019.

Assumption Used in Determining Fair Value of the Commitment Fee

The Company utilizes a Monte Carlo simulation to value the Commitment Fee. The Company selected this model as it believes they are reflective of all significant assumptions that market participants would likely consider in negotiating the transfer of the Commitment Fee. Such assumptions include, among other inputs, stock price volatility, risk-free rate, probability of completing a Going Public Transaction, conversion price of the preferred stock.

Significant inputs and assumptions used in the valuation model is as follows:

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$0.627
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	52,077,000